Reinsurance (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Assets Held in Trust [Line Items]
Percentage of Stockholders' Equity to Credit Concentration Risk	10.00%
Life insurance recoveries on ceded reinsurance contracts	$ 915	$ 302	$ 252
Professional fees	15,000,000	23,000,000
Reinsurance effect on claims and benefits incurred, amount ceded	31	58	61
Reinsurance recoverables	19,794,000,000	2,893,000,000
Individual Life [Member]
Fair Value of Assets Held in Trust [Line Items]
Reinsurance Recoverables, Percentage of Total	29.00%
Mass Mutual [Member] | Retirement Plans [Member]
Fair Value of Assets Held in Trust [Line Items]
Fair Value of Assets Held in Trust	0
Prudential [Member] | Individual Life [Member]
Fair Value of Assets Held in Trust [Line Items]
Fair Value of Assets Held in Trust	0
Reinsurance recoverables	$ 0